10-K Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Annual Minimum Lease Payments Under Operating Lease
As of June 30, 2023, the weighted average remaining lease term for all leases was 3.6 years. Future annual minimum lease payments under operating leases as of June 30, 2023 were as follows:

Balance of 2023	$493,741
2024	1,246,533
2025	1,285,664
2026	771,571
2027	420,362
Total minimum payments	4,217,871
Less: amounts representing interest	1,167,081
Lease liability	$3,050,790
As of December 31, 2022, the weighted average remaining lease term for all leases was 4.2 years. Future annual minimum lease payments under operating leases as of December 31, 2022 were as follows:

2023	$769,250
2024	896,790
2025	923,680
2026	492,191
Thereafter	420,362
Total minimum payments	3,502,273
Less: amounts representing interest	1,096,408
Lease liability	$2,405,865